Document and Entity Information	Aug. 07, 2023
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 07, 2023
Entity Registrant Name	ALLURION TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41767
Entity Tax Identification Number	92-2182207
Entity Address, Address Line One	11 Huron Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760
City Area Code	508
Local Phone Number	647-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Allurion Technologies, Inc., a Delaware corporation (the “Company”), filed on August 7, 2023 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report).This Amendment No. 1 is being filed in order to include (1) the unaudited condensed consolidated financial statements of Allurion Technologies Opco, Inc. (formerly Allurion Technologies, Inc. “Allurion”), as of June 30, 2023 and for the six months ended June 30, 2023 and 2022, (2) Management’s Discussion and Analysis of Financial Condition and Results of Operations of Allurion for the six months ended June 30, 2023 and 2022, (3) the unaudited condensed consolidated financial statements of Compute Health Acquisition Corp., a Delaware corporation (“Compute Health”), as of June 30, 2023 and for the three and six months ended June 30, 2023 and 2022, (4) Management’s Discussion and Analysis of Financial Condition and Results of Operations of Compute Health for the three and six months ended June 30, 2023 and 2022, and (5) the unaudited pro forma condensed combined financial information of Compute Health and Allurion as of and for the six months ended June 30, 2023.This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries, including Allurion, subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Form 8-K/A.
Entity Central Index Key	0001964979
Common Stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ALUR
Security Exchange Name	NYSE
Redeemable Warrants, each exercisable for 1.420455 shares of Common Stock for $8.10 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase 1.420455 shares of common stock, each at an exercise price of $8.10 per share of common stock
Trading Symbol	ALUR WS
Security Exchange Name	NYSE